UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02671

DWS Municipal Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  5/31

Date of reporting period:  2/28/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2013 (Unaudited)

DWS Strategic High Yield Tax-Free Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 94.4%
Alabama 0.1%
Montgomery, AL, Medical Clinic Board, Health Care Facility Revenue, Jackson Hospital & Clinic, 5.25%, 3/1/2036	2,000,000	2,055,640
Arizona 1.2%
Arizona, Salt Verde Financial Corp., Gas Revenue, 5.25%, 12/1/2025	4,000,000	4,789,840
Arizona, State Health Facilities Authority, Hospital Systems Revenue, Phoenix Children's Hospital, Series A, 5.0%, 2/1/2034	2,500,000	2,734,125
Maricopa County, AZ, Pollution Control Corp. Revenue, El Paso Electric Co. Project, Series B, 7.25%, 4/1/2040	3,930,000	4,697,529
Pima County, AZ, Industrial Development Revenue, Tucson Electric Power:
5.75%, 9/1/2029	2,250,000	2,382,863
Series A, 6.375%, 9/1/2029	5,000,000	5,017,350
Tempe, AZ, Industrial Development Authority Revenue, Tempe Life Care Village, Inc.:
Series A, 6.25%, 12/1/2042	1,535,000	1,669,036
Series A, 6.25%, 12/1/2046	1,400,000	1,517,082
Yavapai County, AZ, Industrial Development Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A-1, 144A, AMT, 4.9%, 3/1/2028	5,000,000	5,265,250

		28,073,075
California 9.6%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F-1, 5.125%, 4/1/2039	10,000,000	11,383,600
Series F-1, 5.5%, 4/1/2043	10,000,000	11,573,300
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034	8,750,000	12,634,037
California, Morongo Band of Mission Indians, Enterprise Casino Revenue, Series B, 144A, 6.5%, 3/1/2028	5,000,000	5,488,550
California, State General Obligation:
5.0%, 2/1/2032	10,000,000	11,593,800
5.0%, 8/1/2034	5,185,000	5,879,531
5.0%, 9/1/2041	5,000,000	5,612,250
5.25%, 10/1/2032	10,000,000	11,829,800
5.25%, 4/1/2035	6,135,000	7,212,797
5.5%, 3/1/2040	5,130,000	6,075,715
California, State General Obligation, Various Purposes:
5.0%, 11/1/2032	10,000,000	11,247,600
5.0%, 6/1/2037	10,000,000	10,992,900
5.0%, 11/1/2037	9,145,000	10,136,867
5.0%, 12/1/2037	5,000,000	5,551,400
5.0%, 4/1/2038	2,650,000	2,950,748
5.75%, 4/1/2031	23,360,000	27,952,810
California, State Kindergarten, Series A4, 0.06% **, 5/1/2034 , LOC: Citibank NA	2,800,000	2,800,000
California, State Public Works Board, Lease Revenue, Capital Projects:
Series A-1, 6.0%, 3/1/2035	10,175,000	12,473,431
Series I-1, 6.375%, 11/1/2034	5,000,000	6,161,650
California, Statewide Communities Development Authority Revenue, Kaiser Permanente, Series A, 5.0%, 4/1/2042	2,645,000	2,987,871
California, Statewide Communities Development Authority Revenue, Los Angeles County Museum Art
Series A, 0.1% **, 12/1/2037 , LOC: Union Bank NA	1,000,000	1,000,000
Series B, 0.1% **, 12/1/2037 , LOC: Union Bank NA	3,700,000	3,700,000
California, Statewide Communities Development Authority Revenue, Terraces At San Joaquin Gardens Project:
Series A, 5.625%, 10/1/2032	500,000	533,565
Series A, 6.0%, 10/1/2042	1,000,000	1,088,120
Series A, 6.0%, 10/1/2047	1,000,000	1,083,330
Covina, CA, Redevelopment Agency, Multi-Family Housing Revenue, ShadowHills Apartments, Inc., Series A, 0.12% **, 12/1/2015 , LIQ: Fannie Mae	1,525,000	1,525,000
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A, 5.25%, 11/15/2023	620,000	720,173
Los Angeles, CA, Department of Water & Power, Waterworks Revenue, Series B, 5.0%, 7/1/2037	2,500,000	2,912,375
Otay, CA, Water District Certificates of Participation, Capital Projects, 0.1% **, 9/1/2026 , LOC: Union Bank NA	1,500,000	1,500,000
San Buenaventura, CA, Community Memorial Health Systems, 7.5%, 12/1/2041	3,250,000	3,974,100
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	2,050,000	2,373,839
San Francisco, CA, City & County Public Utilities Commission, Water Revenue, Series A, 5.125%, 11/1/2039	10,400,000	11,969,672
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation, Mission Bay South Redevelopment, Series D, 7.0%, 8/1/2041	1,400,000	1,624,000
Vernon, CA, Electric Systems Revenue, Series A, 5.5%, 8/1/2041	2,240,000	2,497,869

		219,040,700
Colorado 2.3%
Colorado, E-470 Public Highway Authority Revenue:
Series C, 5.375%, 9/1/2026	2,000,000	2,233,140
Series A-1, 5.5%, 9/1/2024, INS: NATL	3,500,000	3,817,835
Colorado, Health Facilities Authority Revenue, Christian Living Communities Project, Series A, 5.75%, 1/1/2037	1,000,000	1,068,670
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	11,750,000	12,095,098
Colorado, Health Facilities Authority Revenue, Valley View Hospital Association, 5.75%, 5/15/2036	2,000,000	2,168,500
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028 , GTY: Merrill Lynch & Co., Inc.	6,365,000	8,210,405
Colorado, Regional Transportation District, Private Activity Revenue, Denver Transit Partners, 6.0%, 1/15/2041	2,000,000	2,330,440
Colorado, State Health Facilities Authority Revenue, Christian Living Community, 6.375%, 1/1/2041	1,615,000	1,851,533
Colorado, State Health Facilities Authority Revenue, Covenant Retirement Communities, Series A, 5.0%, 12/1/2033	4,835,000	5,195,884
Montrose, CO, Memorial Hospital Revenue, 6.375%, 12/1/2023	2,355,000	2,490,271
University of Colorado, Hospital Authority Revenue, Series A, 5.0%, 11/15/2042	9,000,000	10,028,610

		51,490,386
Connecticut 1.5%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	20,000,000	22,857,600
Connecticut, Mohegan Tribe Indians Gaming Authority, Priority Distribution, 144A, 5.25%, 1/1/2033	3,000,000	3,000,750
Hamden, CT, Facility Revenue, Whitney Center Project, Series A, 7.625%, 1/1/2030	1,200,000	1,323,876
Mashantucket, CT, Mashantucket Western Pequot Tribe, Special Revenue, Series A, 144A, 6.5%, 9/1/2031 *	7,295,000	3,382,765
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe:
Series B, 144A, Zero Coupon, 9/1/2010 *	2,000,000	802,500
Series B, 144A, Zero Coupon, 9/1/2011 *	2,000,000	802,500
Series B, 144A, Zero Coupon, 9/1/2012 *	2,000,000	802,500
Series B, 144A, Zero Coupon, 9/1/2013 *	2,000,000	799,600
Series B, 144A, Zero Coupon, 9/1/2014 *	2,000,000	756,400
Mashantucket, CT, Sports, Expo & Entertainment Revenue, Mashantucket Western Pequot Tribe, Series B, 144A, 5.7%, 9/1/2012 *	1,000,000	425,000

		34,953,491
District of Columbia 0.3%
District of Columbia, Metropolitan Washington Airport Authority, Airport Systems Revenue, Series C-2, 0.09% **, 10/1/2039 , LOC: Barclays Bank PLC	6,880,000	6,880,000
Florida 7.9%
Bayside, FL, Sales & Special Tax Revenue, Community Development District, Series A, 6.3%, 5/1/2018	295,000	291,646
Broward County, FL, Airport Systems Revenue, Series Q-1, 5.0%, 10/1/2037	10,635,000	12,040,734
Florida, Capital Region Community Development District, Capital Improvement Revenue, Series A, 7.0%, 5/1/2039	6,170,000	5,975,336
Florida, Harbourage at Braden River Community Development District, Capital Improvement Revenue, Series A, 6.125%, 5/1/2034	1,380,000	1,388,777
Florida, Middle Village Community Development District, Special Assessment, Series A, 6.0%, 5/1/2035	8,495,000	7,163,833
Florida, Special Assessment Revenue, East Park Community Development District, Series A, 7.5%, 5/1/2039 *	1,715,000	1,310,397
Florida, Tolomato Community Development District, Special Assessment, 5.4%, 5/1/2037	16,790,000	16,643,087
Florida, Village Community Development District No. 9, Special Assessment Revenue:
5.5%, 5/1/2042	1,575,000	1,698,228
7.0%, 5/1/2041	1,930,000	2,245,343
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System:
Series G, 5.125%, 11/15/2020	970,000	1,098,040
Series G, Prerefunded, 5.125%, 11/15/2020	30,000	34,948
Series G, Prerefunded, 5.125%, 11/15/2021	70,000	81,546
Series G, 5.125%, 11/15/2022	2,205,000	2,490,922
Series G, Prerefunded, 5.125%, 11/15/2022	75,000	87,371
Series G, 5.125%, 11/15/2023	2,245,000	2,536,109
Series G, Prerefunded, 5.125%, 11/15/2023	180,000	209,689
Hillsborough County, FL, Industrial Development Authority Revenue, Health Facilities, University Community Hospital, Series A, Prerefunded, 5.625%, 8/15/2029	6,625,000	8,158,621
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,969,433
Martin County, FL, Health Facilities Authority, Martin Memorial Medical Center, 5.5%, 11/15/2042	3,040,000	3,376,072
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center:
5.0%, 11/15/2029	1,000,000	1,107,370
144A, 6.75%, 11/15/2029	7,005,000	7,463,898
144A, Prerefunded, 6.75%, 11/15/2029	1,095,000	1,212,537
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2030	2,480,000	2,807,806
Series A, AMT, 5.0%, 10/1/2031	475,000	535,297
Series A, AMT, 5.0%, 10/1/2032	5,000,000	5,608,600
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A, AMT, 5.25%, 10/1/2033, INS: AGC	10,000,000	11,229,400
Series A-1, 5.5%, 10/1/2041	5,000,000	5,738,650
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041	5,000,000	5,575,850
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2037	9,250,000	10,516,880
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2034	3,650,000	4,125,048
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare, Series C, 5.25%, 10/1/2035	5,000,000	5,500,700
Orlando, FL, Greater Aviation Authority, Airport Facilities Revenue, Jet Blue Airways Corp., AMT, 6.5%, 11/15/2036	1,000,000	1,011,980
Palm Beach County, FL, Health Facilities Authority Revenue, Waterford Project, 5.375%, 11/15/2022	2,600,000	2,748,616
Palm Beach County, FL, Health Facilities Authority, Retirement Community Revenue, Acts Retirement-Life Communities, Inc., 5.5%, 11/15/2033	9,000,000	9,922,410
Port St. Lucie, FL, Special Assessment Revenue, Southwest Annexation District 1, Series B, 5.0%, 7/1/2027 , INS: NATL	2,500,000	2,636,325
Seminole Tribe, FL, Special Obligation Revenue:
Series A, 144A, 5.5%, 10/1/2024	8,000,000	8,794,000
Series A, 144A, 5.75%, 10/1/2022	9,500,000	10,578,060
South Miami, FL, Health Facilities Authority Hospital Revenue, Baptist Health South Florida Group:
5.0%, 8/15/2024	1,000,000	1,146,560
5.0%, 8/15/2025	5,000,000	5,716,550
Tampa-Hillsborough County, FL, Expressway Authority, Series A, 5.0%, 7/1/2037	6,695,000	7,560,195

		180,336,864
Georgia 3.9%
Americus-Sumter County, GA, Hospital & Healthcare Revenue, Hospital Authority, South Georgia Methodist, Series A, 6.375%, 5/15/2029	3,000,000	3,002,490
Athens-Clarke County, GA, Unified Government Development Authority Revenue, University of Georgia Athletic Association, Inc. Project, 0.1% **, 8/1/2033 , LOC: Wells Fargo Bank NA	4,220,000	4,220,000
Atlanta, GA, Airport Revenue, Series C, AMT, 5.0%, 1/1/2037	2,935,000	3,270,705
Atlanta, GA, Tax Allocation, Beltline Project, Series B, 7.375%, 1/1/2031	4,915,000	6,156,382
Atlanta, GA, Tax Allocation, Princeton Lakes Project, 144A, 5.5%, 1/1/2031	1,045,000	1,063,308
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.375%, 11/1/2039, INS: AGMC	10,000,000	11,410,300
Series A, 6.25%, 11/1/2034	10,000,000	12,223,000
De Kalb County, GA, Hospital Authority Revenue, Anticipation Certificates, Dekalb Medical Center, Inc. Project, 6.125%, 9/1/2040	7,500,000	8,808,975
De Kalb County, GA, Water & Sewer Revenue:
Series A, 5.25%, 10/1/2032	820,000	961,852
Series A, 5.25%, 10/1/2033	1,365,000	1,596,613
Series A, 5.25%, 10/1/2036	4,635,000	5,360,656
Series A, 5.25%, 10/1/2041	8,985,000	10,311,546
Georgia, Glynn-Brunswick Memorial Hospital Authority Revenue, Anticipation Certificates-Southeast Health, Series A, 5.625%, 8/1/2034	5,500,000	6,201,580
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019 (a)	10,000,000	11,577,800
Series A, 5.5%, 9/15/2024	2,440,000	2,938,028

		89,103,235
Guam 0.7%
Government of Guam, General Obligation, Series A, 7.0%, 11/15/2039	10,155,000	11,417,165
Government of Guam, Waterworks Authority, Water & Wastewater System Revenue, 5.5%, 7/1/2016	1,300,000	1,337,531
Guam, Power Authority Revenue, Series A, 5.5%, 10/1/2030	3,000,000	3,396,870

		16,151,566
Hawaii 1.5%
Hawaii, State Airports Systems Revenue, Series A, 5.0%, 7/1/2034	15,000,000	16,968,300
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, 15 Craigside Project, Series A, 9.0%, 11/15/2044	2,000,000	2,411,960
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc.:
Series B, AMT, 4.6%, 5/1/2026, INS: FGIC	11,790,000	12,293,433
6.5%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	2,500,000	2,938,625

		34,612,318
Illinois 6.7%
Chicago, IL, Board of Education, Series A, 5.5%, 12/1/2039	10,000,000	11,607,400
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2033	10,000,000	11,168,000
Series A, 5.25%, 1/1/2029, INS: AGMC	175,000	180,938
Series A, 5.25%, 1/1/2035	4,050,000	4,524,822
Chicago, IL, O'Hare International Airport Revenue, Third Lien:
Series A, 5.75%, 1/1/2039	9,955,000	11,706,483
Series B, 6.0%, 1/1/2041	12,095,000	14,696,151
Chicago, IL, Waterworks Revenue, 5.0%, 11/1/2042	4,410,000	4,989,342
Cook County, IL, Forest Preservation District, Series C, 5.0%, 12/15/2037	1,845,000	2,115,754
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	5,500,000	6,118,365
Illinois, Finance Authority Revenue, Friendship Village of Schaumburg:
Series A, 5.625%, 2/15/2037	5,000,000	5,030,250
7.25%, 2/15/2045	4,000,000	4,425,920
Illinois, Finance Authority Revenue, Park Place of Elmhurst, Series A, 8.125%, 5/15/2040	8,000,000	8,439,200
Illinois, Finance Authority Revenue, Rush University Medical Center, Series B, 5.75%, 11/1/2028 , INS: NATL	1,250,000	1,422,850
Illinois, Finance Authority Revenue, Swedish Covenant Hospital, Series A, 6.0%, 8/15/2038	7,830,000	8,893,157
Illinois, Finance Authority Revenue, The Admiral at Lake Project:
Series D-3, 6.0%, 5/15/2017	655,000	655,799
Series A, 7.75%, 5/15/2030	1,675,000	1,993,937
Series A, 8.0%, 5/15/2040	1,000,000	1,193,070
Series A, 8.0%, 5/15/2046	3,500,000	4,175,745
Illinois, Finance Authority Revenue, Three Crowns Park Plaza:
Series A, 5.875%, 2/15/2026	1,225,000	1,272,677
Series A, 5.875%, 2/15/2038	500,000	514,325
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Project, Series A, 5.0%, 6/15/2042	2,700,000	3,033,747
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place, Series B, 5.0%, 6/15/2050 , INS: AGMC	8,000,000	8,675,360
Illinois, Municipal Electric Agency, Power Supply Revenue:
Series A, 5.25%, 2/1/2023, INS: FGIC, NATL	3,500,000	4,023,985
Series A, 5.25%, 2/1/2024, INS: FGIC, NATL	2,500,000	2,874,275
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	6,405,000	7,679,146
Illinois, State Finance Authority Revenue, Ascension Health Credit Group:
Series A, 5.0%, 11/15/2032 (a)	2,435,000	2,817,003
Series A, 5.0%, 11/15/2037	1,715,000	1,947,348
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	5,265,000	5,737,007
Illinois, State Finance Authority Revenue, Trinity Health Corp., Series L, 5.0%, 12/1/2030	1,500,000	1,722,645
Illinois, State Finance Authority Revenue, University of Chicago Medical Center, Series B, 0.09% **, 8/1/2044 , LOC: Wells Fargo Bank NA	6,600,000	6,600,000
Springfield, IL, Water Revenue, 5.0%, 3/1/2037	1,360,000	1,568,093

		151,802,794
Indiana 0.7%
Indiana, Health & Educational Facility Financing Authority, Hospital Revenue, Community Foundation Northwest, 5.5%, 3/1/2037	1,750,000	1,910,965
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	6,830,000	7,404,198
North Manchester, IN, Peabody Retirement Community Project Revenue, Series A, 2.755%, 7/1/2033 (b)	3,000,000	1,012,440
Vigo County, IN, Hospital Authority Revenue, Union Hospital, Inc.:
144A, 5.5%, 9/1/2027	1,000,000	1,049,540
8.0%, 9/1/2041	4,000,000	4,885,480

		16,262,623
Iowa 0.4%
Altoona, IA, Urban Renewal Tax Increment Revenue, Annual Appropriation:
6.0%, 6/1/2034	1,000,000	1,093,330
6.0%, 6/1/2039	2,000,000	2,175,600
Iowa, Finance Authority Retirement Community Revenue, Edgewater LLC Project, 6.5%, 11/15/2027	5,000,000	5,330,450

		8,599,380
Kansas 0.7%
Lenexa, KS, Health Care Facility Revenue, 5.5%, 5/15/2039	6,340,000	6,481,509
Lenexa, KS, Health Care Facility Revenue, Lakeview Village, Inc. Project, 7.25%, 5/15/2039	1,200,000	1,349,040
Olathe, KS, Health Facilities Revenue, Olathe Medical Center, Inc., 144A, 0.14% **, 9/1/2032 , LOC: Bank of America NA	4,500,000	4,500,000
Wichita, KS, Hospital Revenue, Facilities Improvement, Series III-A, 5.0%, 11/15/2034	3,410,000	3,738,110

		16,068,659
Kentucky 1.0%
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045	15,000,000	18,069,450
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2033 , INS: AGC	3,635,000	4,055,751
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	1,000,000	1,060,410

		23,185,611
Louisiana 2.3%
DeSoto Parish, LA, Environmental Improvement Revenue, International Paper Co. Project:
Series A, AMT, 5.0%, 11/1/2018	1,260,000	1,326,629
Series A, AMT, 5.75%, 9/1/2031	5,000,000	5,463,250
East Baton Rouge Parish, LA, Pollution Control Revenue, Exxon Mobil Project, 0.09% **, 3/1/2022	6,000,000	6,000,000
Louisiana, Local Government Environmental Facilities & Community Development, Westlake Chemical Corp., Series A, 6.5%, 8/1/2029	6,055,000	7,224,341
Louisiana, Local Government Environmental Facilities, Community Development Authority Revenue, 6.75%, 11/1/2032	6,000,000	6,814,440
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 6.75%, 5/15/2041	2,500,000	3,022,850
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,537,400
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	15,000,000	16,041,600

		51,430,510
Maine 0.5%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine General Medical Center, 6.75%, 7/1/2036	9,000,000	11,023,020
Maryland 1.7%
Anne Arundel County, MD, Special Obligation, National Business Park North Project, 6.1%, 7/1/2040	2,200,000	2,404,424
Maryland, State Economic Development Corp. Revenue, Senior Lien Project, Chesapeake Bay:
Series A, 5.0%, 12/1/2031	7,000,000	4,851,910
Series B, 5.25%, 12/1/2031	3,400,000	2,455,480
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Series A, 6.125%, 1/1/2036	3,250,000	3,895,158
Maryland, State Health & Higher Educational Facilities Authority Revenue, Doctors Community Hospital, Inc., 5.75%, 7/1/2038	6,250,000	7,030,437
Maryland, State Health & Higher Educational Facilities Authority Revenue, Mercy Medical Center:
Series A, 5.0%, 7/1/2037	5,005,000	5,328,623
6.25%, 7/1/2031	2,500,000	2,980,525
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital:
5.75%, 1/1/2033	2,660,000	2,911,264
6.0%, 1/1/2028	6,100,000	6,797,901

		38,655,722
Massachusetts 2.8%
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project:
AMT, 6.5%, 9/1/2035	8,805,000	6,951,107
AMT, 8.0%, 9/1/2035 *	960,000	328,762
Massachusetts, Development Finance Agency, Senior Living Facility Revenue, Groves-Lincoln:
Series A, 7.75%, 6/1/2039	1,250,000	587,525
Series A, 7.875%, 6/1/2044	1,250,000	587,525
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	3,435,000	3,436,889
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	7,450,000	7,555,119
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056 *	430,598	2,291
Series A-2, 5.5%, 11/15/2046	86,572	54,501
Series A-1, 6.25%, 11/15/2039	1,621,881	1,222,493
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series L, 5.0%, 7/1/2036	6,070,000	6,923,745
Massachusetts, State Development Finance Agency Revenue, Tufts Medical Center, Inc., Series I, 7.25%, 1/1/2032	2,250,000	2,844,405
Massachusetts, State Health & Educational Facilities Authority Revenue, Caregroup Healthcare System:
Series E-1, 5.0%, 7/1/2028	1,500,000	1,647,300
Series E-1, 5.125%, 7/1/2038	1,500,000	1,666,980
Massachusetts, State Health & Educational Facilities Authority Revenue, Jordan Hospital, Series B, 6.875%, 10/1/2015	2,475,000	2,484,331
Massachusetts, State Health & Educational Facilities Authority Revenue, Milford Regional Medical Center:
Series E, 5.0%, 7/15/2022	2,250,000	2,367,855
Series E, 5.0%, 7/15/2032	3,250,000	3,307,980
Series E, 5.0%, 7/15/2037	2,750,000	2,783,797
Massachusetts, State Health & Educational Facilities Authority Revenue, South Shore Hospital:
Series F, 5.625%, 7/1/2019	370,000	371,458
Series F, 5.75%, 7/1/2029	1,480,000	1,486,216
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	7,145,000	7,963,674
Massachusetts, State Port Authority Special Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2016, INS: AMBAC	5,000,000	5,004,400
Series A, AMT, 5.5%, 1/1/2018, INS: AMBAC	4,000,000	4,002,960

		63,581,313
Michigan 3.0%
Dearborn, MI, Economic Development Corp. Revenue, Limited Obligation, Henry Ford Village:
7.0%, 11/15/2038	4,500,000	4,703,355
7.125%, 11/15/2043	1,500,000	1,576,215
Detroit, MI, Water & Sewerage Department Disposal System Revenue, Series A, 5.25%, 7/1/2039	2,100,000	2,301,978
Detroit, MI, Water Supply Systems Revenue, Series A, 5.75%, 7/1/2037	7,590,000	8,526,606
Kalamazoo, MI, Economic Development Corp. Revenue, Limited Obligation, Heritage Community:
5.375%, 5/15/2027	1,000,000	1,002,900
5.5%, 5/15/2036	1,000,000	981,910
Kentwood, MI, Economic Development Corp., Limited Obligation, Holland Home, 5.625%, 11/15/2041	3,750,000	3,930,938
Michigan, State Finance Authority Revenue, Trinity Health Corp., 5.0%, 12/1/2031	10,910,000	12,502,314
Michigan, State Grant Anticipation Bonds, 5.25%, 9/15/2023 , INS: AGMC	7,500,000	8,820,600
Michigan, State Hospital Finance Authority Revenue, Henry Ford Health Hospital, 5.75%, 11/15/2039	6,315,000	7,217,098
Michigan, State Hospital Finance Authority, Trinity Health Credit Group, Series C, 5.0%, 12/1/2034	7,215,000	8,091,478
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport:
Series A, 5.0%, 12/1/2037	3,945,000	4,435,600
Series A, 5.0%, 12/1/2042	3,450,000	3,854,823

		67,945,815
Mississippi 1.2%
Jackson County, MS, Pollution Control Revenue, Chevron U.S.A., Inc. Project, 0.1% **, 12/1/2016	4,000,000	4,000,000
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	5,500,000	6,645,210
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc. Project, Series A, 0.1% **, 12/1/2030 , GTY: Chevron Corp.	3,000,000	3,000,000
Warren County, MS, Gulf Opportunity Zone, International Paper Co.:
Series A, 5.375%, 12/1/2035	1,000,000	1,106,140
Series A, 5.5%, 9/1/2031	4,250,000	4,497,137
Series A, 5.8%, 5/1/2034, GTY: International Paper Co.	4,000,000	4,543,760
Series A, 6.5%, 9/1/2032	2,620,000	3,013,498

		26,805,745
Missouri 0.7%
Cass County, MO, Hospital Revenue, 5.5%, 5/1/2027	2,000,000	2,081,340
Kansas City, MO, Industrial Development Authority, Health Facilities Revenue, First Mortgage, Bishop Spencer, Series A, 6.5%, 1/1/2035	1,000,000	1,019,810
Kirkwood, MO, Industrial Development Authority, Retirement Community Revenue, Aberdeen Heights:
Series A, 8.25%, 5/15/2039	1,000,000	1,198,370
Series A, 8.25%, 5/15/2045	2,850,000	3,409,626
Missouri, State Health & Educational Facilities Authority, Lutheran Senior Services, 6.0%, 2/1/2041	2,250,000	2,534,265
St. Louis, MO, Lambert-St. Louis International Airport Revenue, Series A-1, 6.625%, 7/1/2034	4,085,000	4,883,372

		15,126,783
Nebraska 0.2%
Douglas County, NE, Hospital Authority No. 002 Revenue, Health Facilities, Immanuel Obligation Group, 5.625%, 1/1/2040	1,500,000	1,687,035
Lancaster County, NE, Hospital Authority No.1, Health Facilities Revenue, Immanuel Obligation Group, 5.625%, 1/1/2040	2,500,000	2,811,725

		4,498,760
Nevada 0.9%
Clark County, NV, Airport Revenue, Series D-2B, 0.1% **, 7/1/2040 , LOC: Royal Bank of Canada	3,000,000	3,000,000
Clark County, NV, School District, Series A, 5.0%, 6/15/2022 , INS: FGIC, NATL	4,830,000	5,687,084
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	3,565,000	4,055,615
Reno, NV, Hospital Revenue, Renown Regional Medical Center Project, Series A, 5.0%, 6/1/2027	5,000,000	5,248,600
Sparks, NV, Local Improvement Districts, Limited Obligation District No. 3, 6.75%, 9/1/2027	2,000,000	2,081,800

		20,073,099
New Hampshire 1.2%
New Hampshire, Health & Education Facilities Authority Revenue, Havenwood-Heritage Heights:
Series A, 5.35%, 1/1/2026	1,035,000	1,054,975
Series A, 5.4%, 1/1/2030	550,000	556,958
New Hampshire, Health & Education Facilities Authority Revenue, Wentworth-Douglas Hospital, Series A, 7.0%, 1/1/2038	5,325,000	6,436,647
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, New Hampshire Catholic Charities, 5.8%, 8/1/2022	2,760,000	2,765,658
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, Rivermead at Peterborough:
5.5%, 7/1/2013	415,000	416,067
5.625%, 7/1/2018	1,615,000	1,617,681
New Hampshire, State Business Finance Authority Revenue, Elliot Hospital Obligation Group, Series A, 6.125%, 10/1/2039	5,000,000	5,623,950
New Hampshire, State Business Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 5.2%, 5/1/2027	4,000,000	4,266,920
New Hampshire, State Health & Education Facilities Authority Revenue, Rivermead Retirement Community:
Series A, 6.625%, 7/1/2031	700,000	789,985
Series A, 6.875%, 7/1/2041	2,825,000	3,207,194

		26,736,035
New Jersey 5.4%
Middlesex County, NJ, Pollution Control Authority Revenue, Pollution Control Amerada, 6.05%, 9/15/2034	1,000,000	1,031,650
New Jersey, Economic Development Authority Revenue, Cigarette Tax, Prerefunded, 5.75%, 6/15/2034	1,165,000	1,248,833
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue, Series A, 5.0%, 7/1/2023 , INS: NATL	1,770,000	1,865,934
New Jersey, Economic Development Authority Revenue, United Methodist Homes, Series A-2, 6.625%, 7/1/2033	2,500,000	2,596,000
New Jersey, Health Care Facilities Financing Authority Revenue, St. Joseph's Health Care System, 6.625%, 7/1/2038	5,785,000	6,696,600
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,425,000	1,426,055
New Jersey, State Economic Development Authority Revenue, 5.0%, 6/15/2028	450,000	509,067
New Jersey, State Economic Development Authority Revenue, School Facilities Construction:
Series NN, 5.0%, 3/1/2030	7,500,000	8,763,825
Series NN, 5.0%, 3/1/2031	4,105,000	4,773,622
New Jersey, State Economic Development Authority, Continental Airlines, Inc. Project, AMT, 4.875%, 9/15/2019	13,370,000	13,674,168
New Jersey, State Health Care Facilities Financing Authority Revenue, Saint Barnabas Health, Series A, 5.625%, 7/1/2032	3,500,000	3,991,715
New Jersey, State Transportation Trust Fund Authority, Transportation Program, Series AA, 5.0%, 6/15/2038	4,190,000	4,707,926
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series B, 5.25%, 6/15/2036	18,665,000	21,352,573
Series B, 5.5%, 6/15/2031	9,100,000	10,814,804
Series A, 5.5%, 6/15/2041	7,000,000	8,167,530
New Jersey, State Turnpike Authority Revenue, Series A, 5.0%, 1/1/2035	2,625,000	3,004,759
New Jersey, Tobacco Settlement Financing Corp.:
Series 1A, 4.75%, 6/1/2034	16,240,000	14,116,945
Series 1-A, 5.0%, 6/1/2029	15,965,000	15,479,983

		124,221,989
New Mexico 0.4%
Farmington, NM, Pollution Control Revenue, Public Service Co. of New Mexico, Series C, 5.9%, 6/1/2040	7,500,000	8,359,500
New York 5.3%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, St. Peter's Hospital Project:
Series A, 5.25%, 11/15/2027	3,000,000	3,352,560
Series A, 5.75%, 11/15/2022	1,500,000	1,733,220
Hudson, NY, Yards Infrastructure Corp. Revenue:
Series A, 5.25%, 2/15/2047	5,000,000	5,682,400
Series A, 5.75%, 2/15/2047	7,000,000	8,344,770
New York, Metropolitan Transportation Authority Revenue:
Series D, 5.0%, 11/15/2032	5,435,000	6,268,077
Series A, 5.0%, 11/15/2038	10,305,000	11,693,393
Series E, 5.0%, 11/15/2042	3,790,000	4,256,208
New York, State Dormitory Authority Revenues, NYU Hospital Center, Series B, 5.25%, 7/1/2024	820,000	907,223
New York, State Dormitory Authority Revenues, Orange Regional Medical Center, 6.125%, 12/1/2029	2,000,000	2,232,300
New York, State Dormitory Authority, Personal Income Tax Revenue, Series C, 5.0%, 3/15/2041	10,000,000	11,324,800
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction:
5.0%, 12/15/2041	4,260,000	4,817,549
5.25%, 12/15/2043	8,000,000	9,198,800
New York, State Thruway Authority Revenue, Series I, 5.0%, 1/1/2037	4,020,000	4,555,022
New York & New Jersey, Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	5,795,000	6,884,112
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport:
AMT, 7.625%, 8/1/2025 , GTY: AMR Corp.	5,000,000	5,668,050
AMT, 7.75%, 8/1/2031, GTY: AMR Corp.	1,470,000	1,673,742
AMT, 8.0%, 8/1/2028, GTY: AMR Corp.	3,000,000	3,415,800
New York City, NY, Industrial Development Agency, Special Facility Revenue, British Airways PLC Project, AMT, 7.625%, 12/1/2032	1,500,000	1,537,605
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series BB-2, 0.1% **, 6/15/2035 , SPA: Bank of America NA	10,700,000	10,700,000
New York, NY, General Obligation, Series J-10, 0.09% **, 8/1/2027 , LOC: Bank of Tokyo-Mitsubishi UFJ	5,400,000	5,400,000
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028	1,250,000	599,987
Port Authority of New York & New Jersey, AMT, 5.0%, 10/1/2034	10,000,000	11,431,200

		121,676,818
North Carolina 0.4%
Charlotte, NC, Airport Revenue, Series A, 5.0%, 7/1/2039	1,450,000	1,634,165
Charlotte-Mecklenburg, NC, Hospital Authority, Health Care Systems Revenue, Carolinas Healthcare:
Series C, 0.09% **, 1/15/2026, LOC: U.S. Bank NA	2,800,000	2,800,000
Series D, 0.09% **, 1/15/2026, LOC: U.S. Bank NA	1,660,000	1,660,000
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage, Southminster Project, Series A, 5.625%, 10/1/2027	2,500,000	2,538,175

		8,632,340
North Dakota 0.1%
Grand Forks, ND, Health Care System Revenue, Altru Health System, 5.0%, 12/1/2032	2,000,000	2,184,280
Ohio 1.1%
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2030	1,000,000	1,128,180
Hamilton County, OH, Health Care Facilities Revenue, Christ Hospital Project, 5.5%, 6/1/2042	3,100,000	3,519,554
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
6.125%, 1/1/2031	2,100,000	2,245,089
6.625%, 1/1/2046	2,500,000	2,836,075
Kent, OH, State University Revenues, General Receipts, Series A, 5.0%, 5/1/2037	5,060,000	5,750,993
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	6,325,000	7,077,865
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems Project, Series 2010, 5.75%, 11/15/2040	3,000,000	3,397,230

		25,954,986
Oklahoma 0.3%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau, Inc. Project, Series A, 7.25%, 11/1/2045	6,500,000	7,395,115
Oregon 0.8%
Clackamas County, OR, North Clackamas School District No. 12, Series B, 5.0%, 6/15/2023, INS: AGMC	10,420,000	12,121,378
Port of Portland, OR, Special Obligation Revenue, Horizon Air Industries, Inc. Project, AMT, 0.1% **, 6/15/2027 , LOC: Bank of America NA	7,000,000	7,000,000

		19,121,378
Pennsylvania 2.2%
Cumberland County, PA, Municipal Authority Revenue, Asbury Obligation Group, 6.125%, 1/1/2045	4,350,000	4,774,604
Lancaster County, PA, Hospital Authority Revenue, Brethren Village Project, Series A, 6.375%, 7/1/2030	1,000,000	1,077,290
Montgomery County, PA, Industrial Development Authority Revenue, Whitemarsh Continuing Care, 6.25%, 2/1/2035	2,400,000	2,440,416
Northampton County, PA, Hospital Authority Revenue, St. Luke's Hospital Project:
Series A, 5.375%, 8/15/2028	3,500,000	3,855,740
Series A, 5.5%, 8/15/2035	6,500,000	7,132,840
Pennsylvania, Economic Development Finance Authority, U.S. Airways Group, Series B, 8.0%, 5/1/2029 , GTY: U.S. Airways, Inc.	1,000,000	1,165,790
Pennsylvania, Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility, 6.25%, 1/1/2032	1,500,000	1,733,655
Pennsylvania, State Turnpike Commission Revenue, Series A, 6.5%, 12/1/2036	6,385,000	7,824,562
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,085,000	7,732,852
Philadelphia, PA, Gas Works Revenue, 5.25%, 8/1/2040	3,000,000	3,227,790
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue, Temple University Health Systems, Series A, 5.0%, 7/1/2034	10,000,000	10,384,300

		51,349,839
Puerto Rico 4.2%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Series A, 6.0%, 7/1/2038	25,750,000	26,667,730
Commonwealth of Puerto Rico, General Obligation, Series A, 6.0%, 7/1/2038	7,200,000	7,576,344
Commonwealth of Puerto Rico, Public Improvement, Series B, 6.5%, 7/1/2037	10,000,000	10,882,200
Puerto Rico, Electric Power Authority Revenue:
Series TT, 5.0%, 7/1/2032	5,500,000	5,489,495
Series TT, 5.0%, 7/1/2037	4,000,000	3,980,200
Series XX, 5.25%, 7/1/2040	6,665,000	6,743,447
Puerto Rico, Public Buildings Authority Revenue, Government Facilities, Series M, 6.25%, 7/1/2022	5,000,000	5,630,500
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.375%, 8/1/2039	4,570,000	4,843,149
Series A, 5.75%, 8/1/2037	2,130,000	2,304,809
Series A, 6.5%, 8/1/2044	10,000,000	11,394,700
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation, Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	10,000,000	10,600,100

		96,112,674
South Carolina 0.5%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2031	1,000,000	1,147,370
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District:
Series B, 7.5%, 11/1/2015	667,000	665,306
Series A, 7.75%, 11/1/2039	4,768,000	4,536,180
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance, 5.75%, 8/1/2039	3,595,000	4,033,626

		10,382,482
South Dakota 0.4%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health:
Series B, 5.25%, 7/1/2038	3,000,000	3,246,780
Series B, 5.5%, 7/1/2035	5,000,000	5,533,150
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.0%, 11/1/2027	1,000,000	1,072,810

		9,852,740
Tennessee 2.4%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue:
5.0%, 12/15/2017	2,500,000	2,860,050
5.0%, 12/15/2018	2,160,000	2,458,922
Jackson, TN, Hospital Revenue, Jackson-Madison Project, 5.625%, 4/1/2038	3,000,000	3,388,080
Johnson City, TN, Health & Educational Facilities, Board Hospital Revenue, First Mortgage, Mountain States Health Alliance, Series A, 5.5%, 7/1/2036	18,795,000	19,954,652
Johnson City, TN, Health & Educational Facilities, Board Hospital Revenue, Mountain States Health Alliance:
5.0%, 8/15/2042	2,000,000	2,191,760
6.5%, 7/1/2038	3,570,000	4,300,208
Knox County, TN, Health Educational & Housing Facilities Board, Hospital Facilities, Covenant Health, Series B, 0.11% **, 1/1/2033 , LOC: Bank of America NA	1,900,000	1,900,000
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series C, 5.0%, 2/1/2027	6,435,000	7,335,385
Series A, 5.25%, 9/1/2018	8,000,000	9,257,920

		53,646,977
Texas 12.6%
Abilene, TX, Hospital & Healthcare Revenue, Health Facilities, Sears Methodist Retirement Facilities, Series A, 7.0%, 11/15/2033	3,500,000	2,837,415
Abilene, TX, Senior Care Revenue, Health Facilities Development, Sears Methodist Retirement Facilities, Series A, 5.9%, 11/15/2025	2,411,000	1,952,934
Austin, TX, Austin-Bergstrom Landhost Enterprises, Inc., Airport Hotel Project, Series A, 3.375%, 4/1/2027 (c)	4,910,000	2,421,317
Austin, TX, Electric Utility System Revenue, 5.0%, 11/15/2040	4,545,000	5,225,250
Bexar County, TX, Health Facilities Development Corp. Revenue, Army Retirement Residence Project, 6.2%, 7/1/2045	6,000,000	6,822,000
Brazos River, TX, Harbor Navigation District, Brazoria County Environmental Health, Dow Chemical Co. Project:
Series B-2, 4.95%, 5/15/2033	4,000,000	4,390,400
Series A-3, AMT, 5.125%, 5/15/2033	9,000,000	9,753,030
Brazos River, TX, Pollution Control Authority Revenue, Series D-1, 144A, AMT, 8.25%, 5/1/2033	7,000,000	735,840
Cass County, TX, Industrial Development Corp., Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.25%, 3/1/2024	2,000,000	2,620,820
Central Texas, Regional Mobility Authority Revenue, Capital Appreciation:
Zero Coupon, 1/1/2030	5,000,000	2,226,400
Zero Coupon, 1/1/2032	3,500,000	1,358,350
Central Texas, Regional Mobility Authority Revenue, Senior Lien, 6.0%, 1/1/2041	5,455,000	6,362,494
Houston, TX, Airport Systems Revenue, Series B, 5.0%, 7/1/2032	1,490,000	1,716,078
Houston, TX, Airport Systems Revenue, Special Facilities Continental Airlines, Inc. Terminal Projects, AMT, 6.625%, 7/15/2038	2,000,000	2,237,580
Houston, TX, Transportation/Tolls Revenue, Special Facilities, Continental Airlines, Inc., Series E, AMT, 6.75%, 7/1/2029	10,100,000	10,143,834
La Vernia, TX, Higher Education Finance Corp. Revenue, Lifeschools of Dallas:
Series A, 7.25%, 8/15/2031	1,275,000	1,478,261
Series A, 7.5%, 8/15/2041	1,785,000	2,095,536
Lewisville, TX, Combination Contract Revenue, 144A, 6.75%, 10/1/2032	15,750,000	16,740,045
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030 , INS: AMBAC	11,000,000	11,632,280
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, Central Power & Light Co. Project, Series A, 6.3%, 11/1/2029	3,000,000	3,537,060
North Texas, Tollway Authority Revenue:
First Tier, Series A, 5.625%, 1/1/2033	1,000,000	1,148,770
Second Tier, Series F, 5.75%, 1/1/2038	17,500,000	19,382,475
First Tier, 6.0%, 1/1/2043	5,000,000	5,848,600
First Tier, Series A, 6.25%, 1/1/2039	9,525,000	10,954,512
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039 , INS: AMBAC	8,000,000	8,053,920
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare:
5.0%, 8/15/2036 (d)	2,415,000	2,744,817
5.0%, 8/15/2043 (d)	2,100,000	2,343,747
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility, Mirador Project:
Series A, 8.125%, 11/15/2039	1,000,000	1,128,830
Series A, 8.25%, 11/15/2044	3,430,000	3,885,264
Texas, Dallas/Fort Worth International Airport Revenue:
Series B, 5.0%, 11/1/2035	5,740,000	6,473,342
Series D, 5.0%, 11/1/2035	2,715,000	3,061,868
Series D, AMT, 5.0%, 11/1/2038	10,645,000	11,601,453
Series A, 5.25%, 11/1/2038	15,000,000	17,071,800
Texas, Gulf Coast Waste Disposal Authority, Exxon Mobil Project, AMT, 0.11% **, 6/1/2030	2,300,000	2,300,000
Texas, Industrial Development Revenue, Waste Disposal Authority, Series A, AMT, 6.1%, 8/1/2024	5,000,000	5,019,250
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	7,445,000	8,178,184
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series D, 5.625%, 12/15/2017	10,635,000	11,865,576
Series D, 6.25%, 12/15/2026	16,875,000	21,987,450
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020	10,000,000	11,716,900
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue:
5.0%, 12/15/2030	1,670,000	1,820,450
5.0%, 12/15/2031	3,330,000	3,615,881
5.0%, 12/15/2032	9,215,000	9,967,220
Texas, State Transportation Commission, Turnpike Systems Revenue, Series A, 5.0%, 8/15/2041	12,820,000	14,092,000
Texas, Uptown Development Authority, Tax Increment Contract Revenue, Infrastructure Improvement Facilities, 5.5%, 9/1/2029	1,000,000	1,120,440
Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health:
7.0%, 11/1/2030	1,530,000	1,837,943
7.125%, 11/1/2040	3,580,000	4,264,568

		287,772,184
Virgin Islands 0.2%
Virgin Islands, Public Finance Authority Revenue, Gross Receipts Tax, Series A, 144A, 5.0%, 10/1/2032	4,000,000	4,384,360
Virginia 1.3%
Chesapeake, VA, Toll Road Revenue, Transportation Systems Revenue, Series A, 5.0%, 7/15/2047	3,060,000	3,265,173
Virginia, Marquis Community Development Authority Revenue:
Series C, Zero Coupon, 9/1/2041	7,906,000	884,997
Series B, 5.625%, 9/1/2041	5,332,000	4,806,265
Virginia, Mosaic District Comunity Development Authority Revenue, Series A, 6.875%, 3/1/2036	2,000,000	2,325,200
Virginia, Peninsula Ports Authority, Residential Care Facility Revenue, Virginia Baptist Homes, Series C, 5.4%, 12/1/2033	2,600,000	2,490,280
Virginia, Route 460 Funding Corp., Toll Road Revenue, Series A, 5.0%, 7/1/2052	12,000,000	12,843,720
Virginia, State Small Business Financing Authority Revenue, Elizabeth River Crossings LLC Project, AMT, 6.0%, 1/1/2037	2,000,000	2,326,060

		28,941,695
Washington 1.7%
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital, 6.5%, 12/1/2038	3,205,000	3,271,440
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 3, Series B, 7.125%, 7/1/2016	2,500,000	3,043,025
Washington, Port of Seattle Revenue, Series A, 5.0%, 8/1/2033	1,500,000	1,746,675
Washington, Port of Seattle, Industrial Development Corp., Special Facilities- Delta Airlines, AMT, 5.0%, 4/1/2030	2,000,000	2,017,740
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028 , INS: Radian	2,970,000	3,176,088
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center:
Series B, 5.75%, 8/15/2037, INS: ACA	6,675,000	7,208,933
Series A, 6.125%, 8/15/2037	16,000,000	17,607,040

		38,070,941
West Virginia 0.6%
West Virginia, State Hospital Finance Authority Revenue, Charleston Medical Center, Series A, 5.625%, 9/1/2032	3,080,000	3,472,300
West Virginia, State Hospital Finance Authority Revenue, Thomas Health Systems:
6.5%, 10/1/2028	7,000,000	7,394,590
6.5%, 10/1/2038	3,000,000	3,122,070

		13,988,960
Wisconsin 1.4%
Wisconsin, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Aurora Health Care, Inc., 6.875%, 4/15/2030	5,000,000	5,024,050
Wisconsin, Public Finance Authority, Apartment Facilities Revenue, Senior Obligation Group, AMT, 5.0%, 7/1/2042	3,500,000	3,637,200
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series A, 5.625%, 4/15/2039	8,160,000	9,303,461
Wisconsin, State Health & Educational Facilities Authority Revenue, Beaver Dam Community Hospitals, Inc., Series A, 6.75%, 8/15/2034	2,500,000	2,564,500
Wisconsin, State Health & Educational Facilities Authority Revenue, Froedtert Health, Inc., Series A, 5.0%, 4/1/2042	3,310,000	3,727,292
Wisconsin, State Health & Educational Facilities Authority Revenue, Ministry Health Care, Inc., Series C, 5.0%, 8/15/2032	5,035,000	5,641,063
Wisconsin, State Health & Educational Facilities Authority Revenue, St. John's Communities, Inc., Series A, 7.625%, 9/15/2039	1,000,000	1,156,770
Wisconsin, University Hospitals & Clinics Authority, Series A, 5.0%, 4/1/2038 (d)	1,460,000	1,627,447

		32,681,783
Multi-State 0.1%
Non-Profit Preferred Funding Trust I, Series A1, 4.22%, 9/15/2037	2,915,879	2,898,937

Total Municipal Bonds and Notes (Cost $1,949,446,796)		2,152,123,122
Municipal Inverse Floating Rate Notes (e) 12.4%
California 0.2%
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2027, INS: AGMC (f)	2,126,587	2,453,140
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2028, INS: AGMC (f)	1,935,078	2,232,222
Trust: San Diego County, CA, Water Utility Improvements, Certificates of Participation, Series 2008-1104, 144A, 9.294%, 11/1/2015, Leverage Factor at purchase date: 2 to 1

		4,685,362
Hawaii 0.5%
Hawaii, State General Obligation, Series DK, 5.0%, 5/1/2027 (f)	10,000,000	11,735,700
Trust: Hawaii, State General Obligation, Series 2867, 144A, 17.96%, 5/1/2016, Leverage Factor at purchase date: 4 to 1
Louisiana 0.5%
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2033 (f)	3,026,513	3,484,449
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2034 (f)	3,304,152	3,804,096
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2035 (f)	3,666,834	4,221,654
Trust: Louisiana, State Gas & Fuels Tax Revenue, Series 3806, 144A, 9.348%, 5/1/2018, Leverage Factor at purchase date: 2 to 1

		11,510,199
Nevada 2.0%
Clark County, NV, School District, Series C, 5.0%, 6/15/2021 (f)	7,851,481	9,100,146
Clark County, NV, School District, Series C, 5.0%, 6/15/2022 (f)	8,203,602	9,508,266
Clark County, NV, School District, Series C, 5.0%, 6/15/2023 (f)	5,298,193	6,140,795
Trust: Clark County, NV, School Improvements, Series 2008-1153, 144A, 9.331%, 6/15/2015, Leverage Factor at purchase date: 2 to 1
Las Vegas Valley, NV, General Obligation, Water District, Series A, 5.0%, 2/1/2035 (f)	9,150,000	10,188,253
Las Vegas Valley, NV, General Obligation, Water District, Series A, 5.0%, 2/1/2036 (f)	9,605,000	10,694,881
Trust: Las Vegas Valley, NV, General Obligation, Water District, 144A, 9.328%, 2/1/2016, Leverage Factor at purchase date: 2 to 1

		45,632,341
New York 1.8%
New York, State Dormitory Authority Revenues, Personal Income Tax Revenue, Series A, 5.0%, 3/15/2023 (f)	5,095,207	5,885,653
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series 1955-2, 144A, 18.034%, 3/15/2015, Leverage Factor at purchase date: 4 to 1
New York, State Dormitory Authority, Personal Income Tax Revenue, Series F, 5.0%, 2/15/2035 (f)	10,000,000	11,581,700
Trust: New York, State Dormitory Authority Revenues, Series 4688, 144A, 9.41%, 3/15/2024, Leverage Factor at purchase date: 2 to 1
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2025 (f)	4,000,000	4,703,813
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2026 (f)	3,000,000	3,527,860
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2027 (f)	3,000,000	3,527,860
Trust: New York, State Environmental Facilities Corp., Clean Drinking Water, Series 2870, 144A, 16.389%, 12/15/2015, Leverage Factor at purchase date: 3.6 to 1
New York City, NY, Transitional Finance Authority Revenue, Series C-1, 5.0%, 11/1/2027 (f)	10,000,000	11,725,400
Trust: New York City, NY, Transitional Finance Authority Revenue, Series 2072, 144A, 11.375%, 11/1/2027, Leverage Factor at purchase date: 2.5 to 1

		40,952,286
Ohio 0.6%
Ohio, State Higher Educational Facilities Commission Revenue, Cleveland Clinic Health, Series A, 5.125%, 1/1/2028 (f)	4,522,767	5,046,995
Ohio, State Higher Educational Facilities Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2033 (f)	7,712,913	8,606,907
Trust: Ohio, State Higher Educational Revenue, Series 3139, 144A, 14.499%, 1/1/2016, Leverage Factor at purchase date: 3 to 1

		13,653,902
Pennsylvania 1.9%
Pennsylvania, State General Obligation, Series A, 5.0%, 8/1/2023 (f)	21,790,000	25,491,204
Trust: Pennsylvania, State General Obligation, Series R-11505-1, 144A, 44.4%, 8/1/2015, Leverage Factor at purchase date: 10 to 1
Pennsylvania, State Revenue Bond, Series A, 5.0%, 8/1/2024 (f)	15,475,000	18,138,822
Trust: Pennsylvania, State Revenue Bond, Series 2720, 144A, 12.866%, 8/1/2015, Leverage Factor at purchase date: 3 to 1

		43,630,026
Tennessee 0.8%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2024 (e)	14,996,415	18,017,865
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-1, 144A, 18.046%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
Texas 2.6%
Conroe, TX, Independent School District, School Building, 5.0%, 2/15/2024 (f)	3,710,000	4,150,643
Conroe, TX, Independent School District, School Building, 5.0%, 2/15/2025 (f)	4,315,000	4,827,499
Trust: Conroe, TX, Independent School District, Series 2487, 144A, 17.928%, 2/15/2014, Leverage Factor at purchase date: 4 to 1
Harris County, TX, Flood Control District, Series A, 5.0%, 10/1/2034 (f)	5,500,000	6,340,510
Trust: Harris County, TX, Flood Control District, Series 4692, 144A, 9.51%, 10/11/2018, Leverage Factor at purchase date: 2 to 1
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2024 (f)	15,000,000	17,498,850
Trust: San Antonio, TX, Electric & Gas Revenue, Series 2957, 144A, 13.64%, 2/1/2016, Leverage Factor at purchase date: 3 to 1
Texas, North East Independent School District, School Building, Series A, 5.0%, 8/1/2024 (f)	10,000,000	11,768,900
Trust: Texas, North East Independent School District, Series 2355, 144A, 22.4%, 8/1/2015, Leverage Factor at purchase date: 5 to 1
Texas, State Transportation Commission Revenue, 5.0%, 4/1/2026 (f)	12,500,000	14,418,500
Trust: Texas, State Transportation Commission Revenue, Series 2563, 144A, 22.28%, 4/1/2015, Leverage Factor at purchase date: 5 to 1

		59,004,902
Washington 1.5%
Washington, Energy Northwest Electric Revenue, Columbia Generating Station, Series A, 5.0%, 7/1/2024 (f)	10,000,000	11,318,600
Trust: Washington, Energy Northwest Electric Revenue, Series 2301, 144A, 22.4%, 7/1/2014, Leverage Factor at purchase date: 5 to 1
Washington, State General Obligation, Series A, 5.0%, 7/1/2025 (f)	10,000,000	11,716,600
Trust: Washington, State General Obligation, Series 2154, 144A, 22.4%, 7/1/2015, Leverage Factor at purchase date: 5 to 1
Washington, State General Obligation, Series 2007A, 5.0%, 7/1/2023, INS: AGMC (f)	10,000,000	11,487,500
Trust: Washington, State General Obligation, Series 2302, 144A, 22.4%, 7/1/2014, Leverage Factor at purchase date: 5 to 1

		34,522,700

Total Municipal Inverse Floating Rate Notes (Cost $251,205,948)		283,345,283

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,200,652,744) †	106.8	2,435,468,405
Other Assets and Liabilities, Net	(6.8)	(154,467,013)

Net Assets	100.0	2,281,001,392

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Austin, TX, Austin-Bergstrom Landhost Enterprises, Inc., Airport Hotel Project, Series A (c)	3.375%	4/1/2027	4,910,000	4,910,000	2,421,317
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project, AMT *	8.0%	9/1/2035	960,000	960,000	328,762
Florida, Special Assessment Revenue, East Park Community Development District, Series A *	7.5%	5/1/2039	1,715,000	1,715,000	1,310,397
Mashantucket, CT, Mashantucket Western Pequot Tribe, Special Revenue, Series A, 144A *	6.5%	9/1/2031	7,295,000	7,526,405	3,382,765
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe, Series B, 144A *	Zero Coupon	9/1/2010	2,000,000	2,000,000	802,500
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe, Series B, 144A *	Zero Coupon	9/1/2011	2,000,000	1,874,689	802,500
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe, Series B, 144A *	Zero Coupon	9/1/2012	2,000,000	1,889,876	802,500
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe, Series B, 144A *	Zero Coupon	9/1/2013	2,000,000	1,789,061	799,600
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe, Series B, 144A *	Zero Coupon	9/1/2014	2,000,000	1,690,334	756,400
Mashantucket, CT, Sports, Expo & Entertainment Revenue, Mashantucket Western Pequot Tribe, Series B, 144A *	5.7%	9/1/2012	1,000,000	999,723	425,000
North Manchester, IN, Peabody Retirement Community Project Revenue, Series A (b)	2.755%	7/1/2033	3,000,000	2,921,558	1,012,440
				28,276,646	12,844,181

* Non-income producing security.
**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of February 28, 2013.

†
The cost for federal income tax purposes was $2,029,915,418.  At February 28, 2013, net unrealized appreciation for all securities based on tax cost was $239,198,417.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $266,657,282 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $27,458,865.

(a) At February 28, 2013, this security has been pledged, in whole or in part, as collateral for tender option bond trusts.
(b) Partial interest paying security. The rate shown represents 38% of the original coupon rate.
(c) Partial interest paying security. The rate shown represents 50% of the original coupon rate.
(d) When-issued security.
(e) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(f) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ACA: ACA Financial Guaranty Corp.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(g)	$—	$2,435,468,405	$—	$2,435,468,405
Total	$—	$2,435,468,405	$—	$2,435,468,405

There have been transfers between fair value measurements during the period ended February 28, 2013.
(g)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic High Yield Tax-Free Fund, a series of DWS Municipal Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 19, 2013